Economic Context Where the Group Operates	12 Months Ended
Dec. 31, 2019
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Economic Context Where the Group Operates
NOTE 54.
ECONOMIC CONTEXT WHERE THE GROUP OPERATES

The Group operates in a complex context that results from a combination of the current state of the Argentine economy and the effect that the advance of the
COVID-19
pandemic has had worldwide.
When the Fernandez Administration took office in December 2019, the economy was under a state of distress: last year, Argentina’s economy displayed a 2.2% contraction amidst considerable FX volatility, accelerating inflation, a steep fall in the price of its sovereign bonds and an increase in the risk of default. In order to cope with this situation, at the end of 2019 and beginning of 2020 the new government reinforced the exchange rate controls implemented by the previous administration and started a process of interest rate reduction in order to boost credit.
Regarding the fiscal front, the government passed a law that created new taxes and increased others, while at the same time bringing the tax-rate
cut expected for this year to an end. At the same time, the government suspended the automatic indexation formula used on pensions and social plans and replaced it with discretionary increases. The aim was to achieve a similar fiscal primary deficit to the one in 2019
(-1.0%
of GDP, once extraordinary revenues are removed) that was countercyclical but small enough to reach an understanding with debt creditors so as to avoid default.
However, the worldwide spread of
COVID-19
during recent months and the need to implement preventive measures such as social isolation utterly altered the economic context. On the one hand, the international recession will have a negative impact on local activity through a contraction in Argentine exports—both through a shift in the demand curve as well as a through a fall in prices. On the other hand, the measures taken by the government are already showing a direct negative impact on local production and consumption. In order to offset these effects, the government has foregone its fiscal deficit target for 2019 and is currently implementing a stimulus package that consists of an increase in government spending, tax abatements and subsidized credit.
This context continues on the date of issuance of these Financial Statements. The Group’s key personnel permanently monitors the evolution of the variables that affect their business, to define their course of action and identify the potential impacts on their financial position. These Financial Statements must be read taking into account the circumstances described above.